Tangible Equity Units - Component of Units (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 25, 2014	Dec. 31, 2014
Class Of Stock [Line Items]
Proceeds from issuance of debt component of tangible equity units		$ 34,773
Units Offering
Class Of Stock [Line Items]
Price per Unit, Purchase Contracts (equity component)	$ 798.42
Gross proceeds, Purchase Contracts (equity component)	$ 137,727
Issuance costs, Purchase Contracts (equity component)	(4,938)
Net proceeds, Purchase Contracts (equity component)	$ 132,789
Price per Unit, Mandatory Redeemable Preferred Stock (debt component)	$ 201.58
Proceeds from issuance of debt component of tangible equity units	$ 34,773
Issuance costs, Mandatory Redeemable Preferred Stock (debt component)	(1,247)
Net proceeds, Mandatory Redeemable Preferred Stock (debt component)	$ 33,526
Price per Unit, Total	$ 1,000.00
Gross proceeds, Total	$ 172,500
Issuance costs, Total	(6,185)
Net proceeds, Total	166,315
Units Offering | Other Noncurrent Assets
Class Of Stock [Line Items]
Balance sheet impact at issuance (debt component)	1,247
Balance sheet impact at issuance	1,247
Units Offering | Long Term Debt Current Maturities
Class Of Stock [Line Items]
Balance sheet impact at issuance (debt component)	10,887
Balance sheet impact at issuance	10,887
Units Offering | Long-term Debt
Class Of Stock [Line Items]
Balance sheet impact at issuance (debt component)	23,886
Balance sheet impact at issuance	23,886
Units Offering | Capital in excess of par value
Class Of Stock [Line Items]
Balance sheet impact at issuance (equity component)	132,789
Balance sheet impact at issuance	$ 132,789